Other Charges - Restructuring Provision (Details) $ in Thousands	6 Months Ended
Jul. 31, 2024 USD ($)
Balance	$ 442
Accruals and adjustments	138
Cash draw downs	(459)
Non-cash draw downs and foreign exchange	(7)
Balance	114
Workforce Reduction
Balance	442
Accruals and adjustments	57
Cash draw downs	(378)
Non-cash draw downs and foreign exchange	(7)
Balance	114
Office Closures
Accruals and adjustments	81
Cash draw downs	$ (81)